Capital Stock	12 Months Ended
Dec. 31, 2023
Share Capital and Share-based Payment Arrangements [Abstract]
Capital Stock	CAPITAL STOCK:
We are authorized to issue an unlimited number of SVS, which entitle the holder to one vote per share, and an unlimited number of multiple voting shares (MVS), which entitle the holder to 25 votes per share. The SVS and MVS vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, except as otherwise required by law. The holders of the SVS and MVS are entitled to share ratably, as a single class, in any dividends declared subject to any preferential rights of any outstanding preferred shares in respect of the payment of dividends. Each MVS is convertible at any time at the option of the holder thereof and automatically, under certain circumstances, into one SVS. However, subsequent to the August Secondary Offering (defined below), no MVS are outstanding.
In connection with two underwritten secondary public offerings by Onex, our then-controlling shareholder, completed in June 2023 (June Secondary Offering) and August 2023 (August Secondary Offering, and together with the June Secondary Offering, the Secondary Offerings), we issued an aggregate of approximately 18.6 million SVS, upon conversion of an equivalent number of our MVS. The Secondary Offerings had nil impact on our aggregate capital stock amount.
We are also authorized to issue an unlimited number of preferred shares, issuable in series. No preferred shares have been issued to date.
(a) Capital transactions:

Number of shares (in millions)	SVS	MVS
Issued and outstanding at December 31, 2020	110.5	18.6
Issued from treasury(i)	0.03	—
Cancelled under normal course issuer bid (NCIB)	(4.4)	—
Issued and outstanding at December 31, 2021	106.1	18.6
Issued from treasury(i)	0.07	—
Cancelled under NCIB	(3.14)	—
Issued and outstanding at December 31, 2022	103.0	18.6
Issued from treasury(i)	0.05	—
Cancelled under NCIB	(2.7)	—
Conversion of MVS into SVS in connection with the Secondary Offerings	18.6	(18.6)
Issued and outstanding at December 31, 2023	119.0	—
(i)     In 2023, 0.03 million SVS (2022 — 0.02 million; 2021 — 0.02 million) were issued from treasury upon the exercise of stock options for aggregate cash proceeds of $0.3 (2022 — $0.2; 2021 — $0.2). In 2023, we issued 0.02 million (2022 — 0.05 million; 2021 — 0.01 million) SVS from treasury with an ascribed value of $0.2 (2022 — $0.4; 2021 — $0.1) upon the vesting of certain RSUs. We settled other RSUs and PSUs with SVS purchased in the open market (described below).

We have repurchased SVS in the open market, or as otherwise permitted, for cancellation through NCIBs, which allow us to repurchase a limited number of SVS during a specified period. The maximum number of SVS we are permitted to repurchase for cancellation under each NCIB is reduced by the number of SVS we arrange to be purchased by any non-independent broker in the open market during the term of such NCIB to satisfy delivery obligations under our SBC plans. We from time-to-time enter into automatic share purchase plans (ASPPs) with a broker, instructing the broker to purchase our SVS in the open market on our behalf, either for cancellation under an NCIB (NCIB ASPPs) or for delivery obligations under our SBC plans (SBC ASPPs), including during any applicable trading blackout periods, up to specified maximums (and subject to certain pricing and other conditions) through the term of each ASPP.
On December 2, 2021, the TSX accepted our notice to launch an NCIB (2021 NCIB), which allowed us to repurchase, at our discretion, from December 6, 2021 until the earlier of December 5, 2022 or the completion of purchases thereunder, up to approximately 9.0 million SVS in the open market, or as otherwise permitted, subject to the normal terms and limitations of such bids. We entered into several NCIB ASPPs and SBC ASPPs (each with independent brokers) during the term of the 2021 NCIB, all of which have expired. At December 31, 2021, we recorded an accrual of $7.5 (2021 NCIB Accrual), representing the estimated contractual maximum number of permitted SVS repurchases (Contractual Maximum Quantity) for cancellation (0.7 million SVS) under an NCIB ASPP entered into in December 2021, which was reversed in 2022. At December 31, 2021, we also recorded an accrual of $33.8 (2021 SBC Accrual), representing the estimated Contractual Maximum Quantity (3.0 million SVS) under an SBC ASPP that we entered into in December 2021, which was reversed in 2022.

    On December 8, 2022, the TSX accepted our notice to launch another NCIB (2022 NCIB), which allowed us to repurchase, at our discretion, from December 13, 2022 until the earlier of December 12, 2023 or the completion of purchases thereunder, up to approximately 8.8 million SVS in the open market, or as otherwise permitted, subject to the normal terms and limitations of such bids. We entered into several NCIB ASPPs and SBC ASPPs (each with independent brokers) during the term of the 2022 NCIB, all but one of which expired prior to December 31, 2023 (see below for ASPP accruals we recorded at December 31, 2023). There were no accruals at December 31, 2022 in connection with any NCIB ASPP or SBC ASPP.

On December 12, 2023, the TSX accepted our notice to launch a new NCIB (2023 NCIB), which allows us to repurchase, at our discretion, from December 14, 2023 until the earlier of December 13, 2024 or the completion of purchases thereunder, up to approximately 11.8 million of our SVS in the open market, or as otherwise permitted, subject to the normal terms and limitations of such bids. At December 31, 2023, approximately 11.8 million SVS remained available for repurchase under the 2023 NCIB either for cancellation or SBC delivery purposes. At December 31, 2023, we recorded an accrual of: (i) $2.7, representing the estimated Contractual Maximum Quantity (0.1 million SVS) under an NCIB ASPP we entered into in December 2023 (2023 NCIB Accrual); and (ii) $7.5, representing the estimated Contractual Maximum Quantity (0.3 million SVS) under an SBC ASPP we entered into in September 2023 (2023 SBC Accrual).
Information regarding share repurchase activities, including SVS purchases for cancellation under NCIB ASPPs and for SBC plan delivery obligations under SBC ASPPs, for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023

Aggregate cost (1) of SVS repurchased for cancellation (2)	$35.9	$34.6	$35.6
Number of SVS repurchased for cancellation (in millions) (3)	4.4	3.4	2.6
Weighted average price per share for repurchases	$8.21	$10.45	$13.83
Aggregate cost (1) of SVS repurchased for delivery under SBC plans(4)	$20.6	$44.9	$82.3
Number of SVS repurchased for delivery under SBC plans (in millions)(5)	1.9	3.9	3.7
(1)         Includes transaction fees.
(2)     For 2021, excludes the $7.5 2021 NCIB Accrual; for 2023, excludes the $2.7 2023 NCIB Accrual.
(3)    Includes 0.9 million, 2.5 million and 2.8 million repurchases of SVS for cancellation under NCIB ASPPs in 2023, 2022 and 2021, respectively.
(4)     For 2021, excludes the $33.8 2021 SBC Accrual; for 2023, excludes the $7.5 2023 SBC Accrual.
(5)     Includes 3.7 million, 3.9 million and 0.7 million repurchases of SVS for SBC delivery obligations under SBC ASPPs in 2023, 2022 and 2021, respectively.

	December 31
	2021	2022	2023
Number of SVS held by trustee for delivery under SBC plans (1)(2) (in millions)	1.4	1.5	3.3
Value of SVS held by trustee for delivery under SBC plans (2)	$15.1	$16.7	$72.6
(1)     For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.
(2)     The number and value of SVS held in 2021 and 2023 exclude the 2021 SBC Accrual and the 2023 SBC Accrual, respectively.

(b) Employee SBC:

LTIP:

Under the LTIP, we may grant stock options, stock appreciation rights, RSUs and PSUs (Awards) to eligible employees and consultants. Eligible directors may be granted Awards other than stock options. We may, at the time of grant, authorize the grantees to elect to settle these awards either in cash or in SVS. Absent such permitted election, we intend to settle vested grants under the LTIP in SVS (on a one-for-one basis), either with SVS purchased in the open market or issued from treasury (up to a maximum aggregate of 29.0 million SVS). As of December 31, 2023, 9.9 million SVS remain reserved for issuance from treasury under the LTIP, covering potential issuances of SVS for outstanding awards and for potential future award grants.

Celestica Share Unit Plan (CSUP):
Under the CSUP, we may grant RSUs and PSUs to directors and eligible employees. We have the option to settle vested RSUs and PSUs issued thereunder in SVS (on a one-for-one basis) purchased in the open market, or in cash. We intend to settle vested RSUs and PSUs with SVS.
Employee SBC Expense:
Employee SBC expense may fluctuate from period-to-period to account for, among other things, new grants, forfeitures resulting from employee terminations or resignations, and the recognition of accelerated SBC expense for employees eligible for retirement. The portion of employee SBC expense that relates to performance-based compensation is subject to adjustment in any period to reflect changes in the estimated level of achievement of pre-determined performance goals and financial targets. Based on reviews of the status of the non-market performance vesting condition and modifier, we recorded a $12.3 expense in 2022 and a $14.7 expense in 2023 to reflect changes in the estimated number of PSUs expected to vest at the beginning of February 2023 and February 2024, respectively. No significant adjustments were recorded in 2021 with respect to PSUs expected to vest at the beginning of February 2022.
We entered into the TRS Agreement to manage our cash flow requirements and exposure to fluctuations in the share price of our SVS in connection with the settlement of certain outstanding equity awards under our SBC plans. See notes 2(o) and 20 for further detail.
Information regarding employee SBC expense and TRS FVAs for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023
Employee SBC expense in cost of sales	$13.0	$20.3	$22.6
Employee SBC expense in SG&A	20.4	30.7	33.0
Total employee SBC expense	$33.4	$51.0	$55.6

TRS FVAs (gains) in cost of sales	$—	$—	$(18.6)
TRS FVAs (gains) in SG&A	—	—	(27.0)
Total TRS FVAs (gains)	$—	$—	$(45.6)

Combined effect of employee SBC expense and TRS FVAs	$33.4	$51.0	$10.0
    For RSUs and DSUs issued to eligible directors under our Directors’ Share Compensation Plan (DSC Plan), see paragraph (c) below.
(i) Stock options:
We are permitted to grant stock options under our LTIP. Stock options are granted at prices equal to the closing market price on the day prior to the grant date and are exercisable during a period not to exceed 10 years from the grant date. Stock option grants and exercises were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price*
	(in millions)
Outstanding at January 1, 2021	0.34	$12.78
Granted	0.09	$10.58
Exercised	(0.02)	$6.54
Outstanding at December 31, 2021	0.41	$12.70
Exercised	(0.02)	$6.36
Outstanding at December 31, 2022	0.39	$12.38
Exercised	(0.02)	$10.58
Outstanding at December 31, 2023	0.37	$12.72
    The following stock options* were outstanding as at December 31, 2023:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$10.58 to $13.23	0.4	12.72	2.8	0.3	$13.03
*     The exercise prices were determined by converting the grant date fair value into U.S. dollars at the 2023 year-end exchange rate.
We amortize the estimated grant date fair value of stock options to expense over the vesting period (generally 4 years). The grant date fair value of stock options granted in 2021 was determined using the Black-Scholes option pricing model and the following assumptions: risk-free interest rate (based on U.S. government bond yields) of 1.09%, expected volatility of the market price of our shares (based on historical volatility of our share price) of 43%, and the expected option life of 7 years (based on historical option holder behavior). No stock options were granted in 2022 or 2023.
In February 2024, 0.3 million stock options were exercised.
(ii) RSUs and PSUs:
We grant RSUs and PSUs to employees pursuant to our LTIP and CSUP. Each vested RSU and PSU generally entitles the holder to receive one SVS. See note 2(l). We amortize the grant date fair value of RSUs and PSUs to expense over the vesting period. The grant date fair value of RSUs is based on the market value of our SVS at the time of grant. With respect to PSUs, employees are granted a target number of PSUs (set forth for the years indicated in the table below). The number of PSUs that will actually vest will vary from 0% to 200% of the target amount granted based on the level of achievement of the relevant performance conditions, including: (i) for 2021 and 2022 grants, a pre-determined non-market performance measurement and modifier and a relative TSR modifier; and (ii) commencing in 2023, a different pre-determined non-market performance measurement and a relative TSR modifier (described in note 2(l)). The grant date fair value of the TSR modifier was based on a Monte Carlo simulation model and a premium of 118% for 2023 (2022 — 116%; 2021 — 109%). The grant date fair value of the non-TSR-based performance measurement and modifier (where applicable) was based on the market value of our SVS at the time of grant and is subject to adjustment to reflect changes in the estimated level of achievement related to the applicable performance condition. Vested awards were settled with SVS purchased in the open market by a broker, or issued from treasury.
The assumptions used in the measurement of the grant date fair values of PSUs were as follows:

	Year ended December 31
	2021	2022	2023
Expected volatility	49%	52%	53%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	0.2%	1.4%	3.9%
    Information regarding aggregate RSU, PSU and stock option grants to employees, as applicable, for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023
RSUs Granted:
Number of awards (in millions)	3.0	2.0	2.0
Weighted average grant date fair value per unit	$8.36	$12.17	$13.20
PSUs Granted:
Number of awards (in millions, representing 100% of target)	2.9	1.3	1.3
Weighted average grant date fair value per unit	$9.49	$14.27	$15.06
Stock Options Granted:
Number of awards (in millions)	0.1	—	—
Weighted average grant date fair value per option	$4.22	$—	$—
	December 31
	2021	2022	2023
Number of outstanding RSUs (in millions)	4.6	3.8	3.2
Number of outstanding PSUs (in millions, representing 100% of target granted)	6.1	5.1	4.6

In 2023, we settled a portion of RSUs and PSUs that vested during the year with a cash payment of $49.8. In 2023, we also made a cash payment of $7.7 for the withholding taxes in connection with the RSUs and PSUs that vested during the year. See below for our cash settlement of Onex's DSUs in October 2023.

(c) Director SBC:

    We grant DSUs to certain members of our Board (and Onex prior to the termination of the Services Agreement on September 3, 2023) under our DSC Plan. DSUs granted to directors may be settled with SVS (on a one-for-one basis) purchased in the open market, or with cash (at the discretion of the Company). We also grant RSUs (under specified circumstances) to certain directors as compensation under the DSC Plan. RSUs granted to directors vest ratably over a three-year period and are governed by the terms of our LTIP. Each vested RSU generally entitles the holder thereof to one SVS (see note 2(l)). In connection with the retirement of Carol Perry from our Board and the retirement of William A. Etherington from our Board and from the Board of Directors of Onex, the 0.2 million DSUs held by Ms. Perry and the 0.5 million DSUs held by Mr. Etherington were settled with SVS on a one-for-one basis in June 2023. In connection with the termination of the Services Agreement, we paid Onex approximately $9.2 in cash in October 2023 to settle Onex’s then-outstanding DSUs. In connection with the retirement of Eamon Ryan from our Board, 0.03 million RSUs and 0.3 million DSUs held by Mr. Ryan were settled with SVS on a one-for-one basis in April 2022 and July 2022, respectively.

    Information regarding director SBC expense for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023
Director SBC expense in SG&A (1)	$2.1	$2.2	$2.4
DSUs Granted:
Number of awards (in millions)	0.1	0.1	0.1
Weighted average grant date fair value per unit	$8.98	$10.18	$17.72
RSUs Granted:
Number of awards (in millions)	0.05	0.04	0.02
Weighted average grant date fair value per unit	$8.92	$10.44	$18.15
	December 31
	2021	2022	2023
Number of DSUs outstanding (in millions)	2.2	2.1	1.1
Number of RSUs issued to directors outstanding (in millions)	0.1	0.1	0.1
(1) Expense consists of director compensation to be settled with SVS, or SVS and cash, as elected by each director.